Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

As of December 31, 2015, 2016 and 2017, the balances are comprised of the following:

	December 31, 2015		December 31, 2016		December 31, 2017
Cash	Ps.	1,171,725	Ps.	1,560,536	Ps.	1,616,408
Investments of cash surpluses		1,824,774		3,326,662		5,855,824
Cash equivalents designated for expenditure, held in trust		—		300,940		257,911
	Ps.	2,996,499	Ps.	5,188,138	Ps.	7,730,143

On December 20, 2016 the Company established four trusts for investment and administration with Banco Interacciones, S.A. Institución de Banca Múltiple, Grupo Financiero Interacciones (Interacciones), who acts as a trustee, while the airports of the Company are trustors and beneficiaries. The trusts are controlled by a Technical Committee consisting solely of executives of the Company. These trusts are revocable and only can be used to pay the execution of the MDP in the Guadalajara airport, Hermosillo airport, Puerto Vallarta airport and Los Cabos airport. During 2017, the investments were made and paid in Hermosillo airport, Puerto Vallarta airport and Los Cabos airport, while the Guadalajara airport trust has a remaining balance of Ps. 106,305, including the contributed funds and interest earned.

On December 29, 2017, the Company signed an agreement with Interacciones for the expansion of the trusts with Guadalajara airport for Ps. 118,563, Puerto Vallarta airport Ps. 17,423 and Los Cabos airport for Ps. 15,620, such amounts include the contributed funds and interest earned. The resources should be invested in government securities denominated in local currency or bonds guaranteed by the Mexican Government, as instructed by the Company, and should be immediately available. The length of the trust is for the period in which the contracts with the airports are in force. The Company expects these contracts to be completed during 2018. Consequently, the cash held in these trusts are classified as current assets.